Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 13, 2021	Jun. 15, 2021	Apr. 30, 2021	Feb. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Voting Rights					one vote
Common stock, par value per share					$ 0	$ 0
Stocks split ratio	1:4.6937
Number of Securities Called by Each Warrant or Right	13,825,000
Exercise Price of Warrants	$ 11.5
Fair Value Adjustment of Warrants					$ (1,769)	$ (5,259)	$ 3,271
Financial income (expenses), net					2,455	5,280	(2,737)
Proceeds from Issuance of Common Stock					$ 0	223,732	0
Shares Issued, Price Per Share					$ 10
Redemption prrice of warrant	0.01
Share price	$ 18
Unrecognized compensation cost					$ 20,200
Weighted average period					1 year 5 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period			10 years
Public warrants [Member]
Class of Stock [Line Items]
Number of warrants issued	8,625,000
Private warrants [Member]
Class of Stock [Line Items]
Number of Securities Called by Each Warrant or Right	5,200,000
Number of warrants issued	5,200,000
Subscription Agreements with Pipe Investors [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	14,250,000
Value of ordinary shares issued	$ 142,500
Share Purchase Agreement with Secondary Pipe Investors [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	3,000,000
Value of ordinary shares issued	$ 30,000
Shares Issued, Price Per Share	$ 10
Software Acquisition Group Inc. II [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of ordinary shares issued	15,576,479
Redemption of Class A stock	$ 59,863
Proceeds from Issuance of Common Stock	$ 112,646
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred shares converted into number of ordinary shares	64,105,866
Issuance of redeemable convertible preferred shares, net (in Shares)	88,598
Redeemable Convertible Preferred C Shares [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Redeemable Convertible Preferred C Shares and warrants				$ 20,000
Issuance of redeemable convertible preferred shares, net (in Shares)				4,717,813
Class of warrants or rights warrants issued during the period				1,179,456
Exercise Price of Warrants				$ 0.0001	$ 0.0001
Number of warrants converted to redeemable convertible preferred shares		1,179,456
Fair Value Adjustment of Warrants						3,165	$ 3,271
Warrants for ordinary shares [Member]
Class of Stock [Line Items]
Financial income (expenses), net					$ 1,769	$ 8,424